UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06062

The Thai Capital Fund, Inc.

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 839-5205

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2013 – September 30, 2013

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO SEPTEMBER 30, 2013

Issuer Name:	SIAM MAKRO PUBLIC COMPANY LIMITED
Exchange Ticker Symbol:	MAKRO
SEDOL/CUSIP #	6807410 TH
Meeting Date:	7/05/2013

Agenda Number	Proposal	Mgmt Rec.	Vote Cast	Manner Cast	Proposed by
1	To consider and confirm the minutes of the Annual General Meeting of Shareholders No.20 (after conversion into a public company limited) held on April 25, 2013.	For	Yes	For	Management
2	To consider appointment of new directors.	For	Yes	For	Management
3	To consider redesignating the authorized directors.	For	Yes	For	Management

Issuer Name:	STP & I PUBLIC COMPANY LIMITED
Exchange Ticker Symbol:	STPI
SEDOL/CUSIP #	6412115 TH
Meeting Date:	7/18/2013

Agenda Number	Proposal		Mgmt Rec.	Vote Cast	Manner Cast	Proposed by
1	To consider the minutes of Annual General Meeting of Shareholders No 18/2013.	.	For	Yes	For	Management
2	To consider and approve the change of par value of the Company’s shares, and the amendment of Clause 4 of the Memorandum of Association of the Company to be consistent with such change of par value.		For	Yes	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Thai Capital Fund, Inc.

By (Signature and Title)*	/s/Alan Goodson
Alan Goodson
President

Date:  October 1, 2013